Provisions - Summary of Changes in Provisions (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions [Line Items]
Beginning balance	$ 84,676,668	$ 69,289,202
Changes in Provisions
Increase (decrease) in existing provisions	61,518,421	13,476,229
Provisions used	(197,184)	(815,412)
Reversal of Not Used Provision	(2,737,242)	(259,419)
Increase for adjustment to value of money over time	3,820,236	3,016,037
Foreign currency translation	(13,080)	(29,969)
Total changes in provisions	62,391,151	15,387,466
Ending balance	147,067,819	84,676,668
Legal Proceedings [Member]
Provisions [Line Items]
Beginning balance	3,884,018	3,497,786
Changes in Provisions
Increase (decrease) in existing provisions	1,352,937	991,032
Provisions used	(165,748)	(315,412)
Reversal of Not Used Provision	(2,737,242)	(259,419)
Foreign currency translation	(13,080)	(29,969)
Total changes in provisions	(1,563,133)	386,232
Ending balance	2,320,885	3,884,018
Decommissioning or Restoration [Member]
Provisions [Line Items]
Beginning balance	79,493,801	63,992,567
Changes in Provisions
Increase (decrease) in existing provisions	60,165,484	12,485,197
Provisions used	(31,436)
Increase for adjustment to value of money over time	3,820,236	3,016,037
Total changes in provisions	63,954,284	15,501,234
Ending balance	143,448,085	79,493,801
Other Provisions [Member]
Provisions [Line Items]
Beginning balance	1,298,849	1,798,849
Changes in Provisions
Provisions used		(500,000)
Total changes in provisions		(500,000)
Ending balance	$ 1,298,849	$ 1,298,849